Annual Total Returns[BarChart] - PIMCO RealEstateRealReturn Strategy Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	26.18%	28.65%	(13.07%)	38.23%	4.40%	9.34%	4.31%	(6.43%)	29.56%	(3.60%)